Significant Accounting Policies (Details 2) (Other intangible assets)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Intangible Assets
Remaining weighted average useful life	7 years	7 years
Minimum
Other Intangible Assets
Estimated economic lives	2 years
Maximum
Other Intangible Assets
Estimated economic lives	13 years